Note 9 - Notes Payable:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 9 - Notes Payable:

Note 9 – Notes Payable:

The Company has notes payable for the purchase of mining rights. These amounts are all payable within one year and carry no rate of interest. The balance of this note was paid off in July 2011.

The Company has a note payable with one of its shareholders. The note is due on February 1, 2012 and carries and interest rate of 8%. The note also has an option to convert to common stock at a price of $0.05 per share. On April 22, 2010, the Company issued 4,800,000 shares of post split shares in exchange for this note.

Note 9 – Notes Payable:

The Company has notes payable for the purchase of mining rights. These amounts are all payable within one year and carry no rate of interest. The balance of this note was paid off in July 2011.

The Company has a note payable with one of its shareholders. The note is due on February 1, 2012 and carries and interest rate of 8%. The note also has an option to convert to common stock at a price of $0.05 per share. On April 22, 2010, the Company issued 4,800,000 shares of post split shares in exchange for this note.